CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital [member]	Addiitonal paid in capital [member]	Retained earnings [member]	Foreign currency translation reserve [member]	OCI from equity accounted investments [member]		Shareholders's equity [member]	Non-controling interest [member]
Equity beginning balance at Dec. 31, 2019	$ 41,159	$ 1,185	$ 7,732	$ 37,481	$ (5,258)	$ 0		$ 41,139	$ 20
Net income/(loss)	(5,496)			(5,510)				(5,510)	14
Other comprehensive income/(loss)	977			(87)	1,064			977
Total comprehensive income/(loss)	(4,519)
Dividends	(1,833)			(1,833)				(1,833)
Share buy-back	(890)	21	(869)					(890)
Other equity transactions	(25)		(11)					(11)	(15)
Equity ending balance at Dec. 31, 2020	33,892	1,164	6,852	30,050	(4,194)	0		33,873	19
Net income/(loss)	8,576			8,563				8,563	14
Other comprehensive income/(loss)	(940)			111	(1,052)			(940)
Total comprehensive income/(loss)	7,636
Dividends	(2,041)			(2,041)				(2,041)
Share buy-back	(429)		(429)					(429)
Other equity transactions	(33)		(15)					(15)	(18)
Equity ending balance at Dec. 31, 2021	39,024	1,164	6,408	36,683	(5,245)	0	[1]	39,010	14
Net income/(loss)	28,744			28,746				28,746	(3)
Other comprehensive income/(loss)	(2,829)			356	(3,609)	424	[1]	(2,829)
Total comprehensive income/(loss)	25,914
Dividends	(7,549)			(7,549)				(7,549)
Share buy-back	(3,380)	(22)	(3,358)					(3,380)
Other equity transactions	(20)		(10)					(10)	(10)
Equity ending balance at Dec. 31, 2022	$ 53,989	$ 1,142	$ 3,041	$ 58,236	$ (8,855)	$ 424		$ 53,988	$ 1

[1]	1) OCI items from equity accounted investments that may subsequently be reclassified to the Consolidated statement of income, are presented as part of OCI from equity accounted investments. OCI items that will not be reclassified to the Consolidated statements of income will be included in retained earnings.